Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 1,905,008	$ 1,341,865
Allowance for expected credit loss	75,975	601,272
Exchange difference	(51,866)	(38,129)
Ending balance	$ 1,929,117	$ 1,905,008